DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2021
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of cash income distributed to shareholders as dividend as per dividend policy		40.00%
Minimum dividend provision of the parent		$ 186,903	$ 125,012,000
Dividends paid	$ 271,000,000	$ 183,971
Provision for definitive dividend				$ 200,000
Dividends on Liquid Distributable Profit [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of cash income distributed to shareholders as dividend as per dividend policy		40.00%
Dividends paid		$ 370,874,000	396,012,000
Dividend Provisioned for the Change in Policy on Profits [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Dividends paid		67,121,000
Retained Earnings [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Dividends paid		$ 437,995,000	$ 596,012,000